BANK BORROWINGS (Schedule of Guaranteed Short-Term Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] USD ($)	Dec. 31, 2013 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] CNY	Dec. 31, 2013 Lentuo Electromechanical [Member] USD ($)	Dec. 31, 2013 Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Lentuo Electromechanical [Member] CNY	Dec. 31, 2013 Mr. Guo [Member] USD ($)	Dec. 31, 2013 Mr. Guo [Member] CNY	Dec. 31, 2012 Mr. Guo [Member] CNY	Dec. 31, 2013 Haowu [Member] CNY	Dec. 31, 2012 Haowu [Member] CNY	Dec. 31, 2013 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] CNY	Dec. 31, 2012 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] CNY	Dec. 31, 2013 Taizhou Hengtai Automobile Service Co., Ltd. [Member] CNY	Dec. 31, 2012 Taizhou Hengtai Automobile Service Co., Ltd. [Member] CNY	Dec. 31, 2013 ITOCHU Corporation [Member] USD ($)	Dec. 31, 2013 ITOCHU Corporation [Member] CNY	Dec. 31, 2012 ITOCHU Corporation [Member] CNY	Dec. 31, 2013 Others [Member] USD ($)	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
Short-term Debt [Line Items]
Guaranteed	$ 73,055	442,255	271,782	$ 26,265	159,000	50,000	$ 11,956	72,381	98,682	$ 496	3,000	40,000		30,000	$ 4,956	30,000	23,000		20,000	$ 24,778	150,000		$ 4,604	27,874	10,100